Investment in Equity Accounted Joint Venture	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Venture
7. Investment in Equity Accounted Joint Venture
The table below represents the Company’s investment into the Export Terminal Joint Venture, pursuant to which the Company has a 50%

economic interest in building and operating the Marine Export Terminal, as of December 31, 2018 and 2019:

	2018	2019
	(in thousands)
Investment in equity accounted joint venture at January 1	$—	$42,462
Equity contributions to joint venture entity	41,000	84,500
Share of results	(38)	(1,126)
Capitalized interest and deferred financing costs	1,024	4,823
Associated costs	476	1

Total investment in equity accounted joint venture at December 31	$42,462	$130,660

Interest costs capitalized on the investment in the Export Terminal Joint Venture for the years ended December 31, 2019 and 2018 of $4.8 million and $1.0 million, respectively being amortized over the estimated useful life of the Marine Export Terminal, which began commercial operations with the export of commissioning cargoes in December 2019.